FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ___
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:   028-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Bryan Sadoff
Title:            Member/Chief Compliance Officer
Phone:            (414) 352-8460

Signature, Place, and Date of Signing:

/s/ Bryan Sadoff       Milwaukee, Wisconsin     04/13/10
-------------------    --------------------     --------
    (Signature)            (City/State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            63

Form 13F Information Table Value Total:   $   356,593
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

             COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                 VALUE   SHRS OR  SH/   PUT/  INVESTMENT  OTHER   ----------------------
          NAME OF ISSUER             CLASS        CUSIP     (x$1000) PRN AMT  PRN   CALL  DISCRETION MANAGERS  SOLE    SHARED OTHER
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
AMERICAN EXPRESS                    COM         025816109       253    6,125   SH          Sole                 6,125
ANALOG DEVICES                      COM         032654105     6,732  233,580   SH          Sole               233,580
BERKSHIRE HATHAWAY INC CL A         COM         084670108       244        2   SH          Sole                     2
COCA COLA                           COM         191216100    13,580  246,905   SH          Sole               246,905
CONAGRA                             COM         205887102    12,388  494,130   SH          Sole               494,130
DIRECTV GROUP                       COM         25490A101    10,278  303,983   SH          Sole               303,983
EMC                                 COM         268648102    13,334  739,136   SH          Sole               739,136
FOREST LABS                         COM         345838106    10,283  327,900   SH          Sole               327,900
FORTUNE BRANDS                      COM         349631101       498   10,262   SH          Sole                10,262
GOLDMAN SACHS                       COM         38141G104     9,808   57,480   SH          Sole                57,480
H J HEINZ                           COM         423074103    15,327  336,034   SH          Sole               336,034
HEALTHSOUTH                         COM         421924309    11,874  634,950   SH          Sole               634,950
INTEL                               COM         458140100    17,310  776,584   SH          Sole               776,584
INVESCO                             COM         G491BT108    10,315  470,800   SH          Sole               470,800
J.P. MORGAN CHASE                   COM         46625H100    14,979  334,737   SH          Sole               334,737
JDS UNIPHASE                        COM         46612J507    11,006  879,053   SH          Sole               879,053
JOHNSON & JOHNSON                   COM         478160104       361    5,534   SH          Sole                 5,534
KING PHARMACEUTICAL                 COM         495582108     9,350  795,050   SH          Sole               795,050
MCCORMICK                           COM         579780206     7,303  190,378   SH          Sole               190,378
MEDICIS                             COM         584690309     6,310  250,800   SH          Sole               250,800
MORGAN STANLEY                      COM         617446448     6,373  217,581   SH          Sole               217,581
MYLAN LABS                          COM         628530107    16,810  740,200   SH          Sole               740,200
NETAPP                              COM         64110D104    15,077  463,350   SH          Sole               463,350
PEPSICO                             COM         713448108       243    3,676   SH          Sole                 3,676
TD AMERITRADE                       COM         87236Y108    13,439  705,085   SH          Sole               705,085
TELLABS                             COM         879664100     7,437  982,400   SH          Sole               982,400
TEXAS INSTRUMENTS                   COM         882508104     9,910  404,981   SH          Sole               404,981
TRAVELERS                           COM         89417E109    13,976  259,105   SH          Sole               259,105
UNIVERSAL HEALTH                    COM         913903100    11,346  323,350   SH          Sole               323,350
VALEANT PHARMACEUTICAL              COM         91911X104    16,204  377,620   SH          Sole               377,620
VIACOM CL B                         COM         92553P201    15,830  460,450   SH          Sole               460,450
WATSON PHARMACEUTICAL               COM         942683103    15,745  376,954   SH          Sole               376,954
XILINX                              COM         983919101    15,645  613,530   SH          Sole               613,530
MS INSURED MUNI INCOME              COM         61745P791       249   17,750   SH          Sole                17,750
NUVEEN INSD DIVID ADVANTAGE MU      COM         67071L106       581   40,700   SH          Sole                40,700
NUVEEN INSURED MUNI OPPORTUNIT      COM         670984103       275   19,746   SH          Sole                19,746
NUVEEN INSURED PREMIUM MUNI         COM         6706D8104       557   43,809   SH          Sole                43,809
PROGRESS ENERGY                     COM         743263105       666   16,912   SH          Sole                16,912
SOUTHERN COMPANY                    COM         842587107       481   14,500   SH          Sole                14,500
WISCONSIN ENERGY                    COM         976657106       233    4,716   SH          Sole                 4,716
AMERICAN FDS-CAPITAL INC BLDR       COM         140193103       512   10,659   SH          Sole                10,659
AMERICAN FDS-INCOME FUND OF AM      COM         453320103       400   25,318   SH          Sole                25,318
DODGE & COX BALANCED FD             COM         256201104       328    4,883   SH          Sole                 4,883
FIRST AMERICAN INTER BD FD CL       COM         318530813       189   18,550   SH          Sole                18,550
PIMCO TOTAL RETURN INSTL            COM         693390700       396   35,900   SH          Sole                35,900
RUSSELL U.S. CORE EQUITY I          COM         782493100       257   10,000   SH          Sole                10,000
SCHWAB MARKET TRACK ALL EQUITY      COM         808509814       139   12,694   SH          Sole                12,694
T ROWE PRICE EQUITY INCOME FUN      COM         779547108       223   10,000   SH          Sole                10,000
VANGUARD FLORIDA L/T T/E ADMIR      COM         922033204       268   23,600   SH          Sole                23,600
VANGUARD INTER TERM BD INDEX        COM         921937306       206   18,981   SH          Sole                18,981
VANGUARD INTER TERM T/E FUND        COM         922907209       172   12,801   SH          Sole                12,801
VANGUARD LONG TERM TREASURY FD      COM         922031505       355   32,644   SH          Sole                32,644
VANGUARD SHORT-TERM FEDERAL FD      COM         922031604       968   90,000   SH          Sole                90,000
ISHARES ETF 1-3 YEAR TREASURY       COM         464287457     1,701   20,400   SH          Sole                20,400
ISHARES ETF 20+ YR TREASURY BO      COM         464287432       255    2,850   SH          Sole                 2,850
ISHARES ETF 7-10 YR TREASURY B      COM         464287440       765    8,542   SH          Sole                 8,542
ISHARES ETF S&P NATIONAL MUNI       COM         464288414     2,319   22,450   SH          Sole                22,450
SPIDER ETF FINANCIAL                COM         81369Y605       241   15,100   SH          Sole                15,100
SPIDER ETF MUNI BOND                COM         78464A458       822   36,200   SH          Sole                36,200
SPIDER ETF S&P 500                  COM         78462F103     1,219   10,415   SH          Sole                10,415
SPIDER ETF SHORT-TERM MUNI          COM         78464A425     1,761   73,500   SH          Sole                73,500
SPIDER ETF TECH                     COM         81369Y803       270   11,700   SH          Sole                11,700
TEVA PHARMA                         COM         881624209       217    3,445   SH          Sole                 3,445